Payden Floating Rate Fund
1
Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (3%
)
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
7.74%, 1/25/52 CAD (a)(b) $ 280
450,000 LoanCore Issuer Ltd. 2018-CRE1 144A, (1 mo.
LIBOR USD + 2.950%), 7.41%, 5/15/28 (b)(c) 438
1,200,000 Madison Park Funding XIII Ltd. 2014-13A
144A, (3 mo. LIBOR USD + 2.850%), 7.65%,
4/19/30 (b)(c) 1,160
500,000 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 11.91%, 8/16/32 (b) 482
840,000 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 14.59%, 12/15/32 (b) 845
Total Asset Backed (Cost - $3,278)
3,205
Bank Loans(d) (79%
)
Automotive (3%)
500,000 American Axle & Manufacturing Inc. Term Loan
B 1L, (1 mo. Term Secured Overnight Financing
Rate + 3.500%), 8.03%, 12/13/29  501
1,250,030 Clarios Global LP Term Loan B 1L, (LIBOR USD
1-Month + 3.250%), 7.82%, 4/30/26  1,249
1,488,750 Driven Holdings LLC Term Loan B 1L, (LIBOR
USD 3-Month + 3.000%), 7.74%, 12/15/28  1,460
3,210
Basic Industry (10%)
250,000 American Airlines Inc. Term Loan 1L, (LIBOR
USD 3-Month + 4.750%), 9.56%, 4/20/28  257
571,000 Ascent Resources Utica Holdings LLC Term Loan
2L, (LIBOR USD 3-Month + 9.000%), 13.82%,
11/01/25  607
703,791 Avient Corp. Term Loan B6 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.250%),
7.93%, 8/29/29  706
1,041,831 Dun & Bradstreet Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.250%), 7.77%,
2/06/26  1,041
3,735 Griffon Corp. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.500%),
7.01%, 1/24/29  4
1,469,464 II-VI Inc. Term Loan B 1L, (LIBOR USD
1-Month + 2.750%), 7.32%, 7/02/29  1,469
1,199,213 Madison Iaq LLC Term Loan 1L, (LIBOR USD
3-Month + 3.250%), 7.99%, 6/21/28  1,150
1,050,000 Mauser Packaging Solutions Holding Co. Term
Loan B 1L, (1 mo. Term Secured Overnight
Financing Rate + 4.500%), 4.00%, 8/15/26  1,042
1,036,040 SCIH Salt Holdings Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 4.000%), 8.83%,
3/16/27  1,017
1,260,800 SRS Distribution Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 3.500%), 8.07%, 6/02/28  1,219
1,280,621 TK Elevator Midco Gmbh Term Loan B 1L,
(LIBOR USD 3-Month + 3.500%), 6.87%,
7/30/27  1,260
689,367 Transdigm Inc. Term Loan G 1L, (LIBOR USD
1-Month + 2.250%), 5.92%, 8/22/24  692
1,385,325 VM Consolidated Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 7.82%, 3/24/28  1,389
11,853
Consumer Goods (2%)
874,472 U.S. Foods Inc. Term Loan B 1L, (LIBOR USD
1-Month + 2.750%), 7.32%, 11/22/28  876
Principal
or Shares Security Description
Value
(000)
894,268 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 7.93%, 10/22/25  $ 898
589,475 UTZ Quality Foods LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.67%, 1/20/28  590
2,364
Energy (2%)
1,310,050 CQP Holdco LP Term Loan B 1L, (LIBOR USD
3-Month + 3.750%), 8.48%, 6/05/28  1,314
975,000 PG&E Corp. Term Loan B 1L, (LIBOR USD
1-Month + 3.000%), 7.53%, 6/23/25  975
2,289
Financial Services (7%)
1,485,000 Albion Financing 3 Sarl Term Loan 1L, (LIBOR
USD 3-Month + 5.250%), 10.07%, 8/17/26  1,438
792,399 Allspring Buyer LLC Term Loan B 1L, (LIBOR
USD 3-Month + 3.000%), 7.75%, 11/01/28  791
1,053,837 AmWINS Group Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 2.250%), 6.82%, 2/19/28  1,049
1,200,000 CDK Global Inc. Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.500%),
9.08%, 7/06/29  1,199
1,085,000 Entain PLC Term Loan B2 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.500%),
8.18%, 10/31/29  1,088
1,041,758 Naked Juice LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.250%),
7.93%, 1/24/29  963
485,000 Nexus Buyer LLC Term Loan B 1L, (LIBOR USD
1-Month + 3.750%), 8.32%, 11/09/26  477
589,530 Starwood Property Mortgage LLC Term Loan B3
1L, (LIBOR USD 1-Month + 3.250%), 7.82%,
7/24/26  588
1,194,677 Trans Union LLC Term Loan B6 1L, (LIBOR
USD 1-Month + 2.250%), 6.82%, 12/01/28  1,194
8,787
Healthcare (9%)
126,449 AthenaHealth Group Inc. Term Loan B-DD 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.500%), 3.50%, 2/15/29  120
1,375,659 AthenaHealth Group Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 8.01%, 2/15/29  1,307
1,229,837 Embecta Corp. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.79%, 3/30/29  1,210
799,403 Jazz Financing Lux Sarl Term Loan B 1L, (LIBOR
USD 1-Month + 3.500%), 8.07%, 5/05/28  800
991,256 Medline Borrower LP Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 7.82%, 10/23/28  964
1,086,008 Option Care Health Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 2.750%), 7.32%,
10/27/28  1,088
465,417 Organon & Co. Term Loan B 1L, (LIBOR USD
3-Month + 3.000%), 7.75%, 6/02/28  466
991,256 Owens & Minor Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.750%), 8.20%, 3/29/29  990
1,317,647 Padagis LLC Term Loan B 1L, (LIBOR USD
3-Month + 4.750%), 9.54%, 7/06/28  1,230

Payden Mutual Funds
Payden Floating Rate Fund
continued
Principal
or Shares Security Description
Value
(000)
1,482,008 Radiology Partners Inc. Term Loan B 1L,
(LIBOR USD 1-Month + 4.250%), 8.80%,
7/09/25  $ 1,288
700,000 Select Medical Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 2.500%), 7.07%, 3/06/25  698
1,480,000 Sotera Health Holdings LLC Term Loan 1L,
(LIBOR USD 3-Month + 2.750%), 7.58%,
12/11/26  1,429
11,590
Insurance (4%)
1,347,698 Acrisure LLC Term Loan B1 1L, (LIBOR USD
1-Month + 3.500%), 8.07%, 2/15/27  1,303
1,357,489 AssuredPartners Inc. Term Loan B 1L, (LIBOR
USD 1-Month + 3.500%), 7.98%, 2/12/27  1,345
1,345,799 Asurion LLC Term Loan B8 1L, (LIBOR USD
1-Month + 3.250%), 7.82%, 12/23/26  1,290
1,212,654 HUB International Ltd. Term Loan B 1L,
(LIBOR USD 3-Month + 3.000%), 7.82%,
4/25/25  1,213
5,151
Leisure (10%)
350,000 Caesars Entertainment Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.250%), 3.75%, 1/20/30  350
733,935 Caesars Resort Collection LLC Term Loan B
1L, (LIBOR USD 1-Month + 2.750%), 7.32%,
12/23/24  734
1,306,549 Carnival Corp. Term Loan B 1L, (LIBOR USD
1-Month + 3.000%), 7.57%, 6/30/25  1,289
1,554,734 Fertitta Entertainment LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 8.56%, 1/26/29  1,539
1,485,000 Flynn Restaurant Group LP Term Loan B 1L,
(LIBOR USD 1-Month + 4.250%), 8.82%,
12/01/28  1,451
1,223,681 IRB Holding Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 2.750%), 7.32%, 2/05/25  1,224
591,000 MajorDrive Holdings IV LLC Term Loan B 1L,
(LIBOR USD 3-Month + 4.000%), 8.81%,
6/01/28  574
1,496,250 Scientific Games Holdings LP Term Loan B 1L,
(3 mo. Term Secured Overnight Financing Rate
+ 2.500%), 8.10%, 4/04/29  1,474
1,135,273 Scientific Games International Inc. Term Loan B
1L, (1 mo. Term Secured Overnight Financing
Rate + 2.000%), 7.58%, 4/13/29  1,136
422,727 SRAM LLC Term Loan B 1L, (LIBOR USD
1-Month + 2.750%), 7.32%, 5/18/28  419
1,140,607 Tacala Investment Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.500%), 8.07%,
2/05/27  1,110
560,000 Tacala Investment Corp. Term Loan B 2L,
(LIBOR USD 1-Month + 7.500%), 12.07%,
2/04/28  513
1,178,790 United PF Holdings LLC Term Loan 1L, (LIBOR
USD 3-Month + 4.000%), 8.73%, 12/30/26  929
12,742
Media (9%)
1,492,500 ABG Intermediate Holdings 2 LLC Term
Loan B1 1L, (1 mo. Term Secured Overnight
Financing Rate + 2.500%), 8.06%, 12/21/28  1,484
Principal
or Shares Security Description
Value
(000)
1,377,386 Banijay Entertainment SAS Term Loan B 1L,
(LIBOR USD 1-Month + 3.750%), 8.12%,
3/01/25  $ 1,378
1,051,765 CSC Holdings LLC Term Loan B5 1L, (LIBOR
USD 1-Month + 2.500%), 6.96%, 4/15/27  979
967,725 Diamond Sports Group LLC Term Loan B 1L,
(LIBOR USD 3-Month + 3.250%), 8.00%,
8/24/26  19
209,625 E.W. Scripps Co. Term Loan B3 1L, (LIBOR
USD 1-Month + 2.750%), 7.32%, 1/07/28  209
1,250,950 Endurance International Group Holdings Inc.
Term Loan B 1L, (LIBOR USD 1-Month +
3.500%), 7.88%, 2/10/28  1,184
1,086,008 Gray Television Inc. Term Loan D 1L, (LIBOR
USD 1-Month + 3.000%), 7.37%, 12/01/28  1,084
1,000,000 Lamar Media Corp. Term Loan B 1L, (LIBOR
USD 1-Month + 1.500%), 6.01%, 2/05/27  991
1,384,430 MH Sub I LLC Term Loan 1L, (LIBOR USD
1-Month + 3.500%), 8.32%, 9/13/24  1,372
1,060,000 UPC Financing Partnership Term Loan AX 1L,
(LIBOR USD 1-Month + 3.000%), 7.38%,
1/31/29  1,060
600,000 Virgin Media Bristol LLC Term Loan Q 1L,
(LIBOR USD 1-Month + 3.250%), 7.71%,
1/31/29  601
711,175 WMG Acquisition Corp. Term Loan G 1L,
(LIBOR USD 1-Month + 2.125%), 6.70%,
1/20/28  711
11,072
Retail (8%)
1,046,350 Crocs Inc. Term Loan B 1L, (3 mo. Term Secured
Overnight Financing Rate + 3.500%), 7.73%,
2/20/29  1,041
972,500 Dealer Tire Financial LLC Term Loan B2 1L, (1
mo. Term Secured Overnight Financing Rate +
3.500%), 9.00%, 12/14/27  975
1,062,502 GOBP Holdings Inc. Term Loan B 1L, (LIBOR
USD 3-Month + 2.750%), 8.19%, 10/22/25  1,066
1,230,471 Harbor Freight Tools USA Inc. Term Loan B
1L, (LIBOR USD 1-Month + 2.750%), 7.32%,
10/19/27  1,216
1,385,325 Leslie's Poolmart Inc. Term Loan B 1L, (LIBOR
USD 3-Month + 2.500%), 7.23%, 3/09/28  1,383
787,000 MIC Glen LLC Term Loan 1L, (LIBOR USD
1-Month + 3.500%), 8.07%, 7/21/28  766
1,250,000 MIC Glen LLC Term Loan 2L, (LIBOR USD
1-Month + 6.750%), 11.32%, 7/20/29  1,138
492,500 Michaels Cos. Inc. Term Loan 1L, (LIBOR USD
3-Month + 4.250%), 8.98%, 4/15/28  454
689,500 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.27%, 2/11/28  686
986,768 Whatabrands LLC Term Loan B 1L, (LIBOR
USD 1-Month + 3.250%), 7.82%, 8/03/28  978
9,703
Service (1%)
962,674 Adtalem Global Education Inc. Term Loan B
1L, (LIBOR USD 1-Month + 4.500%), 8.52%,
8/12/28  964

Principal
or Shares Security Description
Value
(000)
576,913 Sabre GLBL Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 4.250%),
8.91%, 6/30/28  $ 540
1,504
Technology (7%)
1,388,850 Ahead DB Holdings LLC Term Loan B 1L,
(LIBOR USD 3-Month + 3.750%), 8.48%,
10/18/27  1,371
1,330,147 Castle U.S. Holding Corp. Term Loan B 1L,
(LIBOR USD 1-Month + 3.750%), 8.32%,
1/29/27  905
1,388,625 Ensono LP Term Loan B 1L, (LIBOR USD
3-Month + 3.750%), 8.90%, 5/26/28  1,264
1,488,750 Informatica LLC Term Loan B 1L, (LIBOR USD
1-Month + 2.750%), 7.38%, 10/27/28  1,488
600,000 Open Text Corp. Term Loan DD 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.500%),
8.07%, 11/16/29  600
1,352,633 Peraton Corp. Term Loan B 1L, (LIBOR USD
1-Month + 3.750%), 8.32%, 2/01/28  1,348
487,500 Presidio Holdings Inc. Term Loan B 1L, (LIBOR
USD 3-Month + 3.500%), 8.32%, 1/22/27  487
1,250,000 TIBCO Software Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
3.500%), 9.18%, 3/30/29  1,157
8,620
Telecommunications (5%)
1,375,500 Frontier Communications Corp. Term Loan
B-EXIT 1L, (LIBOR USD 3-Month + 3.750%),
8.50%, 5/01/28  1,352
1,319,900 Gogo Intermediate Holdings LLC Term Loan B
1L, (LIBOR USD 3-Month + 3.750%), 8.58%,
4/30/28  1,320
915,589 Iridium Satellite LLC Term Loan B2 1L, (LIBOR
USD 1-Month + 2.500%), 7.16%, 11/04/26  917
1,410,000 LCPR Loan Financing LLC Term Loan 1L,
(LIBOR USD 1-Month + 3.750%), 8.21%,
10/16/28  1,412
1,146,594 Numericable U.S. LLC Term Loan B13 1L,
(LIBOR USD 3-Month + 4.000%), 8.65%,
8/14/26  1,109
591,000 Univision Communications Inc. Term Loan B
1L, (LIBOR USD 1-Month + 3.250%), 7.82%,
3/15/26  586
6,696
Transportation (2%)
475,000 Delta Air Lines Inc. Term Loan B 1L, (LIBOR
USD 3-Month + 3.750%), 8.56%, 10/20/27  492
650,779 First Student Bidco Inc. Term Loan B 1L,
(LIBOR USD 3-Month + 3.000%), 7.73%,
7/21/28  616
242,647 First Student Bidco Inc. Term Loan C 1L,
(LIBOR USD 3-Month + 3.000%), 7.73%,
7/21/28  230
1,424,625 United Airlines Inc. Term Loan B 1L, (LIBOR
USD 3-Month + 3.750%), 8.57%, 4/21/28  1,427
2,765
Total Bank Loans (Cost - $101,199)
98,346
Corporate Bond (7%
)
500,000 ARD Finance SA 144A, 6.50%, 6/30/27 (b) 393
Principal
or Shares Security Description
Value
(000)
500,000 Avis Budget Car Rental LLC/Avis Budget
Finance Inc. 144A, 5.75%, 7/15/27 (b) $ 470
600,000 Caesars Entertainment Inc. 144A, 8.13%,
7/01/27 (b) 610
330,000 Crescent Energy Finance LLC 144A, 7.25%,
5/01/26 (b) 317
268,000 Fortress Transportation and Infrastructure
Investors LLC 144A, 6.50%, 10/01/25 (b) 260
450,000 International Petroleum Corp. 144A, 7.25%,
2/01/27 (b)(e) 427
310,000 KeHE Distributors LLC/KeHE Finance Corp.
144A, 8.63%, 10/15/26 (b) 312
850,000 Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (b) 758
235,000 Moss Creek Resources Holdings Inc. 144A,
7.50%, 1/15/26 (b) 217
500,000 Navient Corp. , 5.88%, 10/25/24  495
500,000 OneMain Finance Corp. , 6.88%, 3/15/25  499
700,000 PBF Holding Co. LLC/PBF Finance Corp. ,
6.00%, 2/15/28  661
500,000 PRA Group Inc. 144A, 7.38%, 9/01/25 (b) 497
500,000 Prime Healthcare Services Inc. 144A, 7.25%,
11/01/25 (b) 441
750,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (b) 670
450,000 Service Properties Trust , 7.50%, 9/15/25  443
500,000 Standard Industries Inc. 144A, 5.00%,
2/15/27 (b) 474
850,000 Tamarack Valley Energy Ltd. , 7.25%, 5/10/27
CAD (a) 611
Total Corporate Bond (Cost - $9,172)
8,555
Mortgage Backed (3%
)
792,908 Fannie Mae Connecticut Avenue Securities 2016-
C02, (1 mo. LIBOR USD + 12.250%), 16.76%,
9/25/28 (c) 893
813,638 Fannie Mae Connecticut Avenue Securities 2016-
C03, (1 mo. LIBOR USD + 11.750%), 16.26%,
10/25/28 (c) 886
662,762 Freddie Mac Structured Agency Credit Risk
Debt Notes 2015-HQA2, (1 mo. LIBOR USD +
10.500%), 15.01%, 5/25/28 (c) 705
492,135 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HQA1, (1 mo. LIBOR USD +
12.750%), 17.26%, 8/25/29 (c) 514
668,498 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 11.750%), 16.26%, 5/25/43 (b)(c) 718
Total Mortgage Backed (Cost - $3,566)
3,716
Stocks (1%)
Preferred Stock (1%
)
50 Santander Consumer Auto Receivables Trust
2021-C,  0.00%
(Cost - $1,122)
677
Total Stocks (Cost - $1,122) 677
Investment Company (8%
)
10,132,996 Payden Cash Reserves Money Market Fund *
(Cost - $10,133)
10,133
Total Investments (Cost - $128,470) (101%)
124,632
Liabilities in excess of Other Assets (-1%)
(651)
Net Assets (100%) $ 123,981
* Affiliated investment.
(a) Principal in foreign currency.

Payden Mutual Funds
Payden Floating Rate Fund
continued
(b) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(c) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(d) Floating rate security. The rate shown reflects the rate in effect at January 31,
2023. The stated maturity is subject to prepayments.
(e) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(000s)
Assets:
USD 934 CAD  1,210 Citibank, N.A. 03/15/2023 $ 24